United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/08

Date of Reporting Period:  Quarter ended 8/31/08

Item 1.                      Schedule of Investments

Federated Strategic Income Fund

Portfolio of Investments

August 31, 2008 (unaudited)

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		U.S. CORPORATE BONDS--1.8%
		Basic Industry - Chemicals--0.3%
$1,450,000	[1]	Fertinitro Finance, Company Guarantee, 8.290%, 4/1/2020	$1,170,875
1,250,000	[1,2]	Reliance Industries Ltd., Bond, 8.250%, 1/15/2027	1,424,375
		TOTAL	2,595,250
		Basic Industry - Paper--0.5%
4,360,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	4,319,173
250,000	[3]	Pope & Talbot, Inc., 8.375%, 6/1/2013	3,750
405,000		Westvaco Corp., Sr. Deb., 7.500%, 6/15/2027	404,323
		TOTAL	4,727,246
		Communications - Media Noncable--0.3%
720,000		British Sky Broadcasting Group PLC, 8.200%, 7/15/2009	743,907
1,187,000		British Sky Broadcasting Group PLC, Note, 6.875%, 2/23/2009	1,201,406
1,000,000		News America Holdings, Inc., Note, 8.150%, 10/17/2036	1,120,399
		TOTAL	3,065,712
		Consumer Cyclical - Automotive--0.0%
775,000		General Motors Corp., Note, 9.450%, 11/1/2011	453,375
		Financial Institution - Banking--0.2%
2,150,000	[1,2]	Regional Diversified Funding, 9.250%, 3/15/2030	2,442,238
		Financial Institution - Finance Noncaptive--0.1%
500,000		Susa Partnership LP, 8.200%, 6/1/2017	565,179
		Financial Institution - Insurance - Life--0.1%
500,000	[1,2]	Union Central Life Ins Co, Note, 8.200%, 11/1/2026	555,838
		Financial Institution - Insurance - P&C--0.0%
500,000	[1,2]	USF&G Cap, 8.312%, 7/1/2046	524,554
		Financial Intermediaries--0.3%
370,000,000		John Hancock Global Funding, Sr. Secd. Note, Series EMTN, 2.050%, 6/8/2010	3,384,994
		TOTAL U.S. CORPORATE BONDS (IDENTIFIED COST $16,828,253)	18,314,386
		INTERNATIONAL BONDS—2.3%
		JAPANESE YEN--2.3%
		Banking--2.0%
450,000,000		Bayerische Landesbank, Sr. Unsub., Series EMTN, 1.000%, 9/20/2010	4,139,008
500,000,000		KFW International Finance, 1.750%, 3/23/2010	4,662,077
630,000,000		OEK Oest. Kontrollbank, Gilt, 1.800%, 3/22/2010	5,872,248
600,000,000		Pfandbrief Ost Land Hypo, Sr. Unsub., Series EMTN, 1.600%, 2/15/2011	5,579,876
		TOTAL	20,253,209
		Financial Intermediaries--0.3%
400,000,000		Eksportfinans, Bond, 1.800%, 6/21/2010	3,724,512
		TOTAL INTERNATIONAL BONDS (IDENTIFIED COST $24,788,589)	23,977,721
		GOVERNMENTS/AGENCIES--7.3%
		BRITISH POUND--1.0%
		Sovereign--1.0%
3,350,000		United Kingdom, Government of, Bond, 4.000%, 9/7/2016	5,928,791
2,250,000		United Kingdom, Government of, Bond, 5.750%, 12/7/2009	4,156,293
		TOTAL BRITISH POUND	10,085,084
		EURO--5.5%
		Sovereign--5.5%
5,200,000		France, Government of, 4.000%, 4/25/2013	7,556,188
4,200,000		France, Government of, 4.250%, 10/25/2017	6,114,166
5,100,000		France, Government of, Bond, 4.000%, 10/25/2014	7,388,431
3,800,000		France, Government of, Bond, 4.250%, 4/25/2019	5,496,743
4,800,000		France, Government of, Bond, 5.500%, 10/25/2010	7,227,041
2,300,000		Germany, Government of, 4.750%, 7/4/2028	3,431,003
5,400,000		Germany, Government of, Series 0303, 4.250%, 1/4/2014	7,992,181
3,000,000		Germany, Government of, Series 04, 3.750%, 1/4/2015	4,319,069
5,100,000		Germany, Government of, Series 06, 3.750%, 1/4/2017	7,288,921
		TOTAL EURO	56,813,743
		JAPANESE YEN--0.8%
		Sovereign--0.8%
400,000,000		Italy, Government of, Bond, 1.800%, 2/23/2010	3,724,328
500,000,000		Japan, Government of, Bond, Series 240, 1.300%, 6/20/2012	4,663,450
		TOTAL JAPANESE YEN	8,387,778
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $75,555,297)	75,286,605
		ASSET-BACKED SECURITIES--0.0%
		Home Equity Loan--0.0%
92,217	[1,2]	125 Home Loan Owner Trust 1998-1A B1, 9.760%, 2/15/2029	69,163
10,036		New Century Home Equity Loan Trust 1997-NC5, 7.740%, 10/25/2028	9,937
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $102,191)	79,100
		COLLATERALIZED MORTGAGE OBLIGATIONS--0.0%
		Non-Agency Mortgage--0.0%
11,405	[1,2]	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 7.315%, 1/28/2027 (IDENTIFIED COST $23,166)	7,413
		MORTGAGE-BACKED SECURITIES--0.0%
		Government National Mortgage Association--0.0%
25,633		Government National Mortgage Association Pool 780360, 11.000%, 30 Year, 9/15/2015 (IDENTIFIED COST $28,805)	26,531
		U.S. TREASURY--0.1%
		U.S. Treasury Bill--0.1%
1,500,000	[4,5]	1.90%, 10/30/2008 (IDENTIFIED COST $1,495,641)	1,496,237
		PREFERRED STOCKS--0.2%
		Financial Institution - Brokerage--0.1%
40,000		Lehman Brothers Holdings, Pfd. 5.670%, $2.84, Annual Dividend	1,130,400
		Financial Institution - REITs--0.1%
9,900		Prologis Trust, REIT Perpetual Pfd. Stock, Series C, $4.27, Annual Dividend	519,750
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $2,146,408)	1,650,150
		MUTUAL FUNDS—87.4%[6]
10,133,962		Emerging Markets Fixed Income Core Fund	221,443,419
26,352,407		Federated Mortgage Core Portfolio	257,199,492
67,808,041		High Yield Bond Portfolio	417,019,454
3,724,425	[7]	Prime Value Obligations Fund, Institutional Shares, 2.56%	3,724,425
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $1,079,128,186)	899,386,790
		TOTAL INVESTMENTS—99.1% (IDENTIFIED COST $1,200,096,536)[8]	1,020,224,933
		OTHER ASSETS AND LIABILITIES – NET—0.9%[9]	8,792,372
		TOTAL NET ASSETS—100%	$1,029,017,305

At August 31, 2008, the Fund had an outstanding foreign exchange contract as follows:
Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation
Contracts Sold:
9/17/2008	10,200,000 Euro Currency	$15,617,016	$14,949,648	$ 667,368

At August 31, 2008, the Fund had outstanding futures contracts as follows:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
3U.S. Treasury Notes 10-Year Long Futures	800	$92,400,000	December 2008	$(77,576)

At August 31, 2008, the Fund had an outstanding swap contract as follows:
Credit Default Swap Counterparty	Reference Entity	Buy/Sell	Pay/ Receive Fixed Rate	Expiration Date	Notional Amount	Value
[10]Goldman Sachs, J.P. Morgan	Series 10 High Yield CDX Index	Buy	5.00%	6/20/2013	$123,000,000	$7,715,238

Net Unrealized Appreciation/Depreciation on Foreign Exchange Contracts, Futures Contracts and Value of Swap Contracts is included in “Other Assets and Liabilities – Net”.

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2008, these restricted securities amounted to $6,194,456, which represented 0.6% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2008, these liquid restricted securities amounted to $5,023,581, which represented 0.5% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at August 31, 2008, is as follows:
Security	Acquisition Date	Acquisition Cost
Fertinitro Finance, Company Guarantee, 8.290%, 4/1/2020	5/14/1999 – 5/27/1999	$1,098,662
3	Non-income producing security.
4	Discount rate at time of purchase.
5	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	Affiliated companies.
7	7-Day net yield.
8
At August 31, 2008, the cost of investments for federal tax purposes was $1,202,745,220. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign exchange contracts, futures contracts and swap contracts was $182,520,287. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,376,193 and net unrealized depreciation from investments for those securities having an excess of cost over value of $209,896,480.

9	Assets, other than investments in securities, less liabilities.
10	Net premiums paid by the Fund amounted to $6,121,875.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2008.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (Core Trust), which is managed by Federated Investment Management Company, the Fund’s adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income. It pursues its objective by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to provide total return. Federated receives no advisory or administrative fees from the Funds within Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust’s financial statements is available on the EDGAR Database on the SEC’s website www.sec.gov, at the Commission’s Public Reference Room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The Fund may also invest in portfolios of Federated Core Trust II, L.P. (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware on November 13, 2000, registered under the Act and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a series of Core Trust II, is to achieve total return on its assets. The Fund’s secondary objective is to achieve a high level of income. Federated receives no advisory or administrative fees from the Funds within Core Trust II. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE’s financial statements is available on the EDGAR Database on the SEC’s website www.sec.gov, at the Commission’s Public Reference Room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$901,036,940	$589,792
Level 2 – Other Significant Observable Inputs	119,187,993	7,715,238
Level 3 – Significant Unobservable Inputs	--	--
Total	$1,020,224,933	$8,305,030

* Other financial instruments include foreign exchange contracts, futures contracts and swap contracts.

The following acronym is used throughout this portfolio:

REITs	--Real Estate Investment Trusts

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Fixed Income Securities, Inc.

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	October 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	October 22, 2008

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	October 22, 2008